Authorization to issue the financial statements	12 Months Ended
Dec. 31, 2017
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Authorization to issue the financial statements
35.	Authorization to issue the financial statements

On February 22, 2018, the issuance of these consolidated financial statements was authorized by Fernando Bosque Mohíno, Chief Executive Officer, and Saúl Villarreal García, Chief Financial Officer. Consequently, these consolidated financial statements do not reflect events after this date and are subject to approval at the Ordinary General Shareholders’ Meeting, where they may be modified based on provision set forth by the Mexican General Corporate Law.